Liabilities to credit institutions (Tables)	6 Months Ended
Jun. 30, 2023
Borrowing costs [abstract]
Disclosure of detailed information about borrowings
The carrying amount of Polestar Group’s liabilities to credit institutions as of June 30, 2023 and December 31, 2022 were as follows:

Liabilities to credit institutions	As of June 30, 2023	As of December 31, 2022
Working capital loans from banks	1,562,847	1,300,108
Floorplan facilities	43,820	16,925
Sale-leaseback facilities	16,766	11,719
Total	$1,623,433	$1,328,752
The Group had the following working capital loans outstanding as of June 30, 2023:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
CNY	August 2022 - August 2023	Unsecured	12-month LPR[1] plus 0.05%, settled quarterly	716,000	98,626
USD	August 2022 - August 2023	Unsecured[2]	3-month LPR plus 2.3%, settled quarterly	147,000	147,000
USD	September 2022 - September 2023	Unsecured[2]	3-month LPR plus 2.3%, settled quarterly	255,000	255,000
USD	September 2022 - September 2023	Secured[3]	4.48% per annum, settled quarterly	133,000	133,000
USD	September 2022 - September 2023	Unsecured[2]	3-month SOFR[4] plus 2.4%, settled quarterly	100,000	100,000
USD	December 2022 - December 2023	Unsecured[2]	7.5% per annum, settled quarterly	200,000	200,000
EUR	February 2023 - February 2024	Secured[5]	3-month EURIBOR[6] plus 2.3% and an arrangement fee of 0.15%	382,312	417,312
USD	March 2023 - March 2024	Unsecured[2]	7.35% per annum, settled quarterly	100,000	100,000
CNY	March 2023 - March 2024	Unsecured[2]	12-month LPR plus 0.05%, settled quarterly	260,000	35,814
CNY	April 2023 - April 2024	Unsecured[2]	12-month LPR plus 0.05%, settled quarterly	11,430	1,575
CNY	May 2023 - May 2024	Unsecured[2]	12-month LPR plus 0.45%, settled quarterly	231,000	31,819
CNY	June 2023 - June 2024	Unsecured[2]	12-month LPR plus 1.3%, settled monthly	310,000	42,701
Total					$1,562,847
1 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
2 - Letters of keep well from both Volvo Cars and Geely.
3 - Secured by Geely, including letters of keep well from both Volvo Cars and Geely.
4 - Secured Overnight Financing Rate (“SOFR”).
5 - New vehicle inventory purchased via this facility is pledged as security until repaid. This facility has a repayment period of 90 days and includes a covenant tied to the Group’s financial performance.
6 - Euro Interbank Offered Rate (“EURIBOR”).